Derivative Instruments - Summary of Interest Rate Swap Positions (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
United States Dollar Denominated Interest Rate Swaps One | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Notional Amount	$ 50,000
Fair Value / Carrying Amount of Asset (Liability)	$ 3,709
Fixed Interest Rate	76.00%
Remaining Term (years)	2 years